Segment Reporting And Concentration Of Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 150,370
Prepayments to suppliers	30,696	26,380
Provision for doubtful recoveries for prepayments to suppliers	$ 3,185	$ 8,435	$ 70,459